LINES OF CREDIT AND LONG-TERM DEBT - Aggregate Contractual Debt Maturities of All Long-Term Debt and Lines of Credit (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 19,569	$ 23,949
2015	24,710	22,662
2016	24,055	21,943
2017	24,664	22,492
2018	684,556	257,316
Thereafter	2,504	0
Total	780,058	348,362
Less: debt discount	(20,173)	(8,525)
Total debt outstanding	800,231	339,837	360,989
Term Debt [Member]
Debt Instrument [Line Items]
2014		18,000
2015		20,000
2016		20,000
2017		22,000
2018		5,500
Thereafter		0
Total debt outstanding	$ 81,000	$ 85,500	$ 103,500